Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2026
Disclosure of operating segments [abstract]
Schedule of main activities, revenue, operating profit and capital investment by operating segments	The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission	The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.
UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures	Comprises our electricity interconnectors in the UK, our electricity generation business in the US and all commercial operations in LNG at Providence, Rhode Island in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn. During the prior year, the Group sold its interest in NG Renewables and Grain LNG.
Revenue

Six months ended 30 September	2026			2025
	Total sales	Sales between segments[1]	Sales to third parties	Total sales	Sales between segments[1]	Sales to third parties
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	1,823	(57)	1,766	1,443	(37)	1,406
UK Electricity Distribution	922	(3)	919	901	(5)	896
New England	1,630	—	1,630	1,493	—	1,493
New York	3,107	—	3,107	2,667	—	2,667
National Grid Ventures	516	(23)	493	601	(20)	581
Other[2]	226	(3)	223	25	(3)	22
Total revenue	8,224	(86)	8,138	7,130	(65)	7,065

Geographical areas:
UK			3,167			2,702
US			4,971			4,363
Total revenue			8,138			7,065
1.Sales between operating segments are priced having regard to the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.
2.In the current period, Other segmental revenue includes £142 million of exceptional revenue. Further details are provided in notes 3 and 4.
Operating profit/(loss)

	Total operating profit/(loss) before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		Total operating profit/(loss) after exceptional items and remeasurements
Six months ended 30 September	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m
Operating segments:
UK Electricity Transmission	1,147	813	—	(3)	1,147	810
UK Electricity Distribution	477	488	—	—	477	488
New England	92	81	(27)	(20)	65	61
New York	373	73	4	5	377	78
National Grid Ventures	127	187	90	(61)	217	126
Other	(66)	(27)	142	(10)	76	(37)
Total Group	2,150	1,615	209	(89)	2,359	1,526

Geographical areas:
UK	1,713	1,476	146	22	1,859	1,498
US	437	139	63	(111)	500	28
Total Group	2,150	1,615	209	(89)	2,359	1,526

	Total operating profit/(loss) before exceptional items and remeasurements		Exceptional items and remeasurements (see note 4)		Total operating profit/(loss) after exceptional items and remeasurements
Six months ended 30 September	2026	2025	2026	2025	2026	2025
	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit	2,150	1,615	209	(89)	2,359	1,526
Share of post-tax results of joint ventures and associates	89	39	—	—	89	39
Finance income	121	206	—	2	121	208
Finance costs	(843)	(884)	4	(63)	(839)	(947)
Total Group	1,517	976	213	(150)	1,730	826
2. Segmental analysis continued
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment	30 September 2026	30 September 2025
	£m	£m
Operating segments:
UK Electricity Transmission	(308)	(278)
UK Electricity Distribution	(145)	(133)
New England	(276)	(236)
New York	(423)	(376)
National Grid Ventures	(75)	(76)
Other	(2)	(3)
Total	(1,229)	(1,102)

Asset type:
Property, plant and equipment	(1,022)	(950)
Non-current intangible assets	(207)	(152)
Total	(1,229)	(1,102)
Capital investment
Capital investment represents additions to property, plant and equipment, prepayments to suppliers to secure production capacity in relation to our capital projects, non-current intangibles and additional equity investments in joint ventures and associates. Capital investments exclude additions for assets or businesses from the point they are classified as held for sale.

	30 September 2026	30 September 2025
	£m	£m
Operating segments:
UK Electricity Transmission	2,888	1,684
UK Electricity Distribution	834	756
New England	1,105	958
New York	1,775	1,585
National Grid Ventures	100	69
Other	5	—
Total	6,707	5,052

Asset type:
Property, plant and equipment	6,047	4,551
Non-current intangible assets	310	323
Equity investments in joint ventures and associates	15	15
Capital expenditure prepayments	335	163
Total	6,707	5,052

Schedule of geographical analysis of non-current assets

	30 September 2026	31 March 2026
	£m	£m
Split by geographical area:
UK	50,781	47,551
US	51,370	49,273
Total	102,151	96,824

Reconciliation to total non-current assets:
Pension assets	2,617	2,507
Financial and other investments	1,898	842
Derivative financial assets	558	623
Non-current assets	107,224	100,796